Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Compensation, excluding taxes	$ 3,469	$ 1,785	$ 1,124
Clinical trial expenses	4,289	4,530	869
Interest payable	731	402
Other	630	1,247	985
Total accrued expenses	$ 9,119	$ 7,964	$ 3,408